The Eaton Vance Municipals Trust II
For the Portfolios:
     Florida Insured Tax Free Fund
     Hawaii Tax Free Fund
     Kansas Tax Free Fund

[LOGO]

Semi-Annual Shareholder Report
July 31, 1995



Portfolio Investment Adviser
Boston Management and Research
24 Federal Street
Boston, MA 02110

Fund Administrator
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
24 Federal Street
Boston, MA 02110

Transfer Agent
The Shareholder Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104

                       FLORIDA INSURED TAX FREE PORTFOLIO
              PORTFOLIO OF INVESTMENTS - JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)    PRINCIPAL
                           AMOUNT
            STANDARD         (000
MOODY'S     & POOR'S     OMITTED)     SECURITY                            VALUE
-------------------------------------------------------------------------------
                                      ESCROWED - 3.9%
Aaa       AAA              $  500     Gainesville Florida
                                      Utility System, 8.125%,
                                      10/1/14                        $  640,190
                                                                     ----------
                                      HOUSING - 13.7%

Aaa       AAA              $  500     Duval County HFA
                                      SFMR (GNMA Backed),
                                      6.70%, 10/1/26 (AMT)           $  503,845

Aaa       NR                  750     Escambia HFA SFMR
                                      (GNMA Backed), 7.00%,
                                      4/1/28 (AMT)                      772,193

NR        AAA               1,000     Pinellas County HFA
                                      SFMR (GNMA Backed),
                                      6.70%, 2/1/28 (AMT)             1,009,560
                                                                     ----------
                                                                     $2,285,598
                                                                     ----------
                                      INSURED EDUCATION - 2.3%

Aaa       AAA              $  400     University of Florida
                                      (MBIA), 5.50%, 7/1/23          $  380,828
                                                                     ----------
                                      INSURED GENERAL
                                      OBLIGATION - 4.0%

Aaa       AAA              $  750     Puerto Rico (MBIA),
                                      5.00%, 7/1/21                  $  670,020
                                                                     ----------
                                      INSURED HEALTHCARE - 6.4%

Aaa       AAA              $1,200     Tampa Allegany Health
                                      System- St. Joseph's
                                      (MBIA), 5.125%,
                                      12/1/23                        $1,062,132
                                                                     ----------
                                      INSURED HOSPITAL - 3.9%

Aaa       AAA              $  450     Dade Florida Public
                                      Facilities, Jackson Memorial
                                      Hospital, (MBIA), 5.625%,
                                      6/1/18                         $  430,200

Aaa       AAA                 200     Dade Florida Public
                                      Facilities, Jackson Memorial
                                      Hospital, (MBIA), 4.875%,
                                      6/1/15                            174,096

Aaa       AAA                  50     Hillsborough County
                                      Hospital Authority, Tampa
                                      General Hospital (FSA),
                                      6.375%, 10/1/13                    51,836
                                                                     ----------
                                                                     $  656,132
                                                                     ----------

                                      INSURED HOUSING - 3.1%

Aaa       Aaa              $  500     FL HFA Maitland Club
                                      Apartments Project
                                      (AMBAC), 6.875%,
                                      8/1/26 (AMT)                   $  513,385
                                                                     ----------
                                      INSURED POLLUTION
                                      CONTROL REVENUE - 7.1%

Aaa       AAA              $  445     Citrus County -
                                      FL Power & Light
                                      (MBIA), 6.35%, 2/1/22          $  462,279

Aaa       AAA                 750     Escambia County -
                                      Gulf Power (MBIA),
                                      5.80%, 6/1/23                     723,855
                                                                     ----------
                                                                     $1,186,134
                                                                     ----------
                                      INSURED SOLID WASTE - 0.6%

Aaa       AAA              $  100     Broward County Solid
                                      Waste System (MBIA),
                                      6.00%, 7/1/13 (AMT)            $  100,215
                                                                     ----------
                                      INSURED SPECIAL
                                      TAX REVENUES - 20.9%

Aaa       AAA              $  450     Escambia County (FGIC),
                                      5.80%, 1/1/15                  $  441,752

Aaa       AAA                 150     Florida State Department
                                      of Natural Resources
                                      (FSA), 5.80%, 7/1/13              148,182

Aaa       AAA               1,225     Florida State Department of
                                      Environmental Preservation
                                      (MBIA), 4.75%, 7/1/09           1,127,466

Aaa       AAA                 745     Jacksonville Florida Sales
                                      Tax, River City Project
                                      (FGIC), 5.375%, 10/1/18           688,812



--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)          PRINCIPAL
                                 AMOUNT
            STANDARD               (000
MOODY'S     & POOR'S           OMITTED)     SECURITY                                VALUE
-----------------------------------------------------------------------------------------
                                            INSURED SPECIAL
                                            TAX REVENUES - (continued)

Aaa       AAA                       250     Orange County Florida
                                            Tourist Development
                                            (MBIA), 6.00%, 10/1/24                247,258

Aaa       AAA                       795     St. Petersburg Excise Tax
                                            (FGIC), 5.00%, 10/1/16                711,740

Aaa       AAA                       340     Sunrise Florida Public
                                            Facilities (MBIA), 0%,
                                            10/1/15                               101,434
                                                                              -----------
                                                                              $ 3,466,644
                                                                              -----------

                                            INSURED TRANSPORTATION - 10.1%

Aaa       AAA                    $  700     Florida State Turnpike
                                            Authority (FGIC), 5.00%,
                                            7/1/19                            $   614,089

Aaa       AAA                        50     Greater Orlando Aviation
                                            Authority (FGIC), 6.375%,
                                            10/1/21 (AMT)                          51,196

Aaa       AAA                     1,000     Lee County Florida
                                            Transportation Facilities
                                            (MBIA), 5.75%, 10/1/22                970,510

Aaa       AAA                        50     Orlando & Orange County
                                            Expressway Authority Junior
                                            Lien (FGIC), 5.125%,
                                            7/1/20                                 44,436
                                                                              -----------
                                                                              $ 1,680,231
                                                                              -----------
                                            INSURED UTILITIES - 6.5%

Aaa       AAA                    $  895     FL Municipal Power Authority,
                                            Stanton II Project (AMBAC),
                                            4.50%, 10/1/27                    $   700,400

Aaa       AAA                        50     Key West Florida Utility
                                            (AMBAC), 6.75%,
                                            10/1/13                                53,831

Aaa       AAA                       305     New Smyrna Beach Florida
                                            Utility System (FGIC),
                                            5.00%, 10/1/19                        268,086

Aaa       AAA                        50     Puerto Rico Electric
                                            Power Authority Revenue
                                            Bonds-Stripes, (FSA),
                                            Variable, 7/1/02 (1)                   54,165
                                                                              -----------
                                                                              $ 1,076,482
                                                                              -----------
                                            INSURED WATER
                                            & SEWER - 17.5%

Aaa       AAA                    $   50     Broward County Water
                                            and Sewer Utility (AMBAC),
                                            5.00%, 10/1/18                    $    44,468

Aaa       AAA                        75     City of Cocoa Water and
                                            Sewer System (AMBAC),
                                            5.00%, 10/1/23                         65,778

Aaa       AAA                       735     Enterprise Community
                                            Water & Sewer (MBIA),
                                            6.125%, 5/1/24                        740,542

Aaa       AAA                        75     City of Key West Sewer
                                            (FGIC), 5.70%, 10/1/26                 71,735

Aaa       AAA                        70     City of North Port Utility
                                            System (FGIC), 6.25%,
                                            10/1/17                                71,758

Aaa       AAA                       500     City of North Port Utility
                                            System (FGIC), 6.25%,
                                            10/1/22                               510,780

Aaa       AAA                       155     Sanford Florida Water &
                                            Sewer (AMBAC), 4.50%,
                                            10/1/21                               125,012

Aaa       AAA                       400     Titusville Florida Water &
                                            Sewer (MBIA), 6.00%,
                                            10/1/24                               401,572

Aaa       AAA                     1,000     Vero Beach Water &
                                            Sewer (FGIC), 5.00%,
                                            12/1/21                               877,960
                                                                              -----------
                                                                              $ 2,909,605
TOTAL TAX-EXEMPT INVESTMENTS                                                  -----------
(IDENTIFIED COST $15,731,571)                                                 $16,627,596
                                                                              ===========


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)    PRINCIPAL
                           AMOUNT
            STANDARD         (000
MOODY'S     & POOR'S     OMITTED)     SECURITY                              VALUE
---------------------------------------------------------------------------------
(1) The above designated securities have been issued as inverse floater bonds.

The Portfolio invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 82.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentages by financial institution were as follows at July 31, 1995:

AMBAC, Inc. (AMBAC)                                                          9.0%

Financial Guaranty Insurance Corp. (FGIC)                                   26.3%

Financial Security Insurance Inc. (FSA)                                      1.5%

Municipal Bond Investors Assurance Corp. (MBIA)                             45.6%
                                                                            ----
                                                                            82.4%
                                                                            ====


                       See notes to financial statements

                           KANSAS TAX FREE PORTFOLIO
              PORTFOLIO OF INVESTMENTS - JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)       PRINCIPAL
                              AMOUNT
            STANDARD            (000
MOODY'S     & POOR'S        OMITTED)     SECURITY                               VALUE
-------------------------------------------------------------------------------------
                                         EDUCATION - 1.0%

NR       BBB-                   $100     Puerto Rico Industrial, Tourist,
                                         Educational, Medical and
                                         Higher Education Bonds,
                                         (Polytechnic University),
                                         5.70%, 8/1/13                       $ 92,081
                                                                             --------
                                         ELECTRIC UTILITY - 2.5%

NR       BBB                    $100     Guam Power Authority
                                         Revenue Bonds, 5.25%,
                                         10/1/13                             $ 88,727

NR       BBB                     150     Guam Power Authority
                                         Revenue Bonds, 6.625%,
                                         10/1/14                              152,048
                                                                             --------
                                                                             $240,775
                                                                             --------
                                         GENERAL OBLIGATION
                                         LOCAL - 4.5%

Aa       NR                     $150     Shawnee County, 5.75%,
                                         9/1/13                              $148,496

Aa       AA                      170     City of Witchita, 4.00%,
                                         9/1/09                               142,419

A1       AA-                      50     City of Olathe, 5.00%,
                                         10/1/06                               48,012

Baa1     A                       100     Puerto Rico Public
                                         Building Authority Bonds,
                                         5.50%, 7/1/21                         91,624
                                                                             --------
                                                                             $430,551
                                                                             --------
                                         GENERAL OBLIGATION
                                         SCHOOL DISTRICT - 6.2%

Aa       NR                     $400     Douglas County, (Lawrence),
                                         USD No. 497, 6.00%,
                                         9/1/15                              $406,364

Aa       AA                      100     Johnson and Miami Counties,
                                         (Blue Valley), USD No. 229,
                                         5.125%, 10/1/13                       92,368

Aa       NR                      100     Riley County, (Manhattan),
                                         USD No. 383, 5.50%,
                                         11/1/14                               96,651
                                                                             --------
                                                                             $595,383
                                                                             --------
                                         HOSPITALS - 8.6%

A        NR                     $250     City of Lawrence,
                                         (Lawrence Memorial),
                                         Revenue Bonds,
                                         6.20%, 7/1/19                       $251,000

Aa       NR                      670     Shawnee County, (Sisters
                                         of Charity), Revenue Bonds,
                                         5.00%, 12/1/23                       571,142
                                                                             --------
                                                                             $822,142
                                                                             --------
                                         HOUSING - 22.4%

Aaa      AAA                    $230     City of Kansas City,
                                         MFHRB (FHA Insured-
                                         Rainbow Towers), 6.70%,
                                         7/1/23                              $230,646

NR       AAA                     250     City of Olathe, Kansas,
                                         MFHRB, (FNMA)
                                         Program Deerfield Apart-
                                         ments, 6.45%, 6/1/19                 251,518

Aaa      NR                      215     Cities of Olathe and
                                         of Labette,
                                         CSFMRB (GNMA),
                                         8.10%, 8/1/23                        235,638

NR       AA                      250     Puerto Rico Housing
                                         Finance Corporation,
                                         MFMRB 7.50%,
                                         4/1/22                               263,310

Aaa      AAA                     200     Sedgwick and Shawnee
                                         Counties, CSFMRB
                                         (GNMA), 7.50%,
                                         12/1/09                              207,408

Aaa      AAA                     135     Sedgwick and Shawnee
                                         Counties, CSFMRB
                                         (GNMA), 7.50%,
                                         12/1/10                              140,000



--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)       PRINCIPAL
                              AMOUNT
            STANDARD            (000
MOODY'S     & POOR'S        OMITTED)     SECURITY                                   VALUE
-----------------------------------------------------------------------------------------
                                         HOUSING - (CONTINUED)

Aaa      NR                      240     Sedgwick and Shawnee
                                         Counties, CSFMRB
                                         (GNMA), 7.75%, 11/1/24
                                         (2)                                      266,765

Aaa      NR                      480     Sedgwick and Shawnee
                                         Counties, CSFMRB
                                         (GNMA), 8.00%, 5/1/25                    538,685
                                                                               ----------
                                                                               $2,133,970
                                                                               ----------
                                         INDUSTRIAL DEVELOPMENT
                                         REVENUE - 1.9%

Aaa      NR                     $100     Puerto Rico I.M.E.
                                         (American Home Products),
                                         5.10%, 12/1/18                        $   88,085

Baa3     BB+                     100     Puerto Rico Port
                                         Authority, (American
                                         Airlines), 6.30%, 6/1/23                  97,055
                                                                               ----------
                                                                               $  185,140
                                                                               ----------
                                         INSURED COLLEGE AND
                                         UNIVERSITY - 4.8%

Aaa      AAA                    $500     University of Puerto
                                         Rico (MBIA), 5.25%,
                                         6/1/25                                $  456,545
                                                                               ----------
                                         INSURED ELECTRIC - 4.0%

Aaa      AAA                    $255     City of Burlington, PCR
                                         (Kansas Gas & Electric Co.)
                                         (MBIA), 7.00%, 6/1/31                 $  277,942

Aaa      AAA                     100     Puerto Rico Electric Power
                                         Authority, Power Revenue
                                         Bonds (FSA), Residual
                                         Interest Bonds, Variable
                                         7/1/02 (1)                               108,331
                                                                               ----------
                                                                               $  386,273
                                                                               ----------
                                         INSURED GENERAL - 5.3%

Aaa      AAA                    $150     City of Garnett, Combined
                                         Utility Revenue Bonds
                                         (MBIA), 6.00%, 10/1/17                $  150,753

Aaa      AAA                     200     City of Kansas City, Utility
                                         System Revenue Bonds
                                         (FGIC), 6.375%, 9/1/23                   207,468

Aaa      AAA                     150     Kansas Development Finance
                                         Authority, Revenue Bonds
                                         (MBIA), 5.90%, 10/1/09                   152,211
                                                                               ----------
                                                                               $  510,432
                                                                               ----------
                                         INSURED GENERAL
                                         OBLIGATIONS SCHOOL
                                         DISTRICT - 19.9%

Aaa      AAA                    $150     Atchison County, USD
                                         No. 409, (CGIC), 5.375%,
                                         9/1/15                                $  142,659

Aaa      AAA                     200     Johnson and Miami
                                         Counties, (Blue Valley),
                                         USD No. 229, (FGIC),
                                         4.90%, 9/1/10                            182,248

Aaa      AAA                     350     Johnson County, (Olathe),
                                         USD No. 233 (AMBAC),
                                         5.625%, 9/1/11                           347,603

Aaa      AAA                     235     McPherson County,
                                         (McPherson), USD No.
                                         418, (CGIC), 6.00%,
                                         9/1/11                                   237,277

Aaa      AAA                     200     Sedgwick County, USD
                                         No. 266, (FGIC), 5.25%,
                                         9/1/13                                   186,498

Aaa      AAA                     250     Sedgwick County, USD
                                         No. 267, (AMBAC),
                                         6.15%, 11/1/09                           260,385

Aaa      AAA                     230     Sedgwick County, USD
                                         No. 267, (AMBAC),
                                         6.15%, 11/1/10                           238,646

Aaa      AAA                     165     Shawnee County, (Seaman),
                                         USD No. 345, (MBIA),
                                         5.75%, 9/1/11                            164,819


--------------------------------------------------------------------------------
                       TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)       PRINCIPAL
                              AMOUNT
            STANDARD            (000
MOODY'S     & POOR'S        OMITTED)     SECURITY                               VALUE
-------------------------------------------------------------------------------------
                                         INSURED GENERAL
                                         OBLIGATIONS SCHOOL
                                         DISTRICT - (Continued)

Aaa      AAA                     150     Sumner County, (Belle Plaine),
                                         USD No. 357, (AMBAC),
                                         5.55%, 9/1/13                        144,527
                                                                           ----------
                                                                           $1,904,662
                                                                           ----------
                                         INSURED HOSPITALS - 4.2%

Aaa      AAA                    $200     City of Olathe, Health
                                         Facilities Revenue Bonds,
                                         (Olathe Medical Ctr)
                                         (AMBAC), 6.00%,
                                         9/1/11                            $  201,422

Aaa      AAA                     200     City of Olathe, Health
                                         Facilities Revenue Bonds,
                                         (Evangelical Lutheran
                                         Good Samaritan Society)
                                         (AMBAC), 6.00%,
                                         5/1/19                               201,552
                                                                           ----------
                                                                           $  402,974
                                                                           ----------
                                         INSURED TOLLS AND
                                         TURNPIKES - 0.5%

Aaa      AAA                     $50     Kansas Turnpike Authority,
                                         Turnpike Revenue Bonds
                                         (AMBAC)5.25%, 9/1/17              $   45,159
                                                                           ----------

                                         INSURED WATER
                                         AND SEWER - 2.9%

Aaa      AAA                    $200     City of Emporia, Water
                                         System Revenue Bonds
                                         (AMBAC), 5.875%,
                                         12/1/14                           $  199,866

Aaa      AAA                      80     City of Salina, Water and
                                         Sewage Systems, Revenue
                                         Bonds, (MBIA), 5.25%,
                                         9/1/12                                74,203
                                                                           ----------
                                                                           $  274,069
                                                                           ----------
                                         TRANPORTATION - 9.2%

NR       BBB                    $100     Guam Airport Authority
                                         General Revenue Bonds,
                                         6.50%, 10/1/23                    $   99,349

Aa       AA                      480     State of Kansas Department
                                         of Transportation Highway
                                         Revenue Bonds, 5.375%,
                                         3/1/13                               451,632

Aa       AA                      110     State of Kansas Department
                                         of Transportation Highway
                                         Revenue Bonds, 4.625%,
                                         9/1/06                               102,870

Baa1     A                       250     Puerto Rico Highway and
                                         Transportation Authority,
                                         Highway Revenue Bonds,
                                         5.25%, 7/1/20                        220,335
                                                                           ----------
                                                                           $  874,186
                                                                           ----------

                                         WATER AND SEWER - 2.1%

Aa       AA+                    $200     Water District No. 1 of
                                         Johnson County, Water
                                         Revenue Bonds, 5.75%,
                                         12/1/19                           $  199,407
                                                                           ----------

TOTAL TAX-EXEMPT INVESTMENTS                                               ----------
(IDENTIFIED COST $9,309,873)                                               $9,553,749
                                                                           ==========


(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 41.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.1% to 17.2% of total investments.

                       See notes to financial statements

                           HAWAII TAX FREE PORTFOLIO
              PORTFOLIO OF INVESTMENTS - JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)    PRINCIPAL
                           AMOUNT
            STANDARD         (000
MOODY'S     & POOR'S     OMITTED)     SECURITY                                 VALUE
------------------------------------------------------------------------------------
                                      EDUCATION - 3.5%

NR        BBB-             $  500     Puerto Rico Industrial, Tourist,
                                      Educational, Medical and
                                      Environmental Control
                                      Authority, Polytechnic
                                      University, 6.50%,
                                      8/1/24                              $  499,995
                                                                          ----------
                                      GENERAL OBLIGATIONS - 19.2%

Aa        AA               $  140     State of Hawaii, 5.75%,
                                      1/1/11                              $  140,133

Aa        AA                1,000     State of Hawaii, 5.25%,
                                      6/1/13                                 936,140

Aa        AA                  750     City and County of
                                      Honolulu, 4.75%,
                                      9/1/17                                 645,098

Baa1      A                   100     Commonwealth of Puerto
                                      Rico Public Improvement,
                                      5.25%, 7/1/18                           90,490

NR        BBB                 340     Government of Guam,
                                      5.375%, 11/15/13                       299,390

Baa1      A                   500     Puerto Rico Public Buildings
                                      Authority, Public Education
                                      and Health Facilities, 5.50%,
                                      7/1/21  458,120

Baa1      A                   100     Commonwealth of Puerto Rico
                                      Aqueduct and Sewer Authority,
                                      7.00%, 7/1/19                          106,130

NR        NR                  100     Virgin Islands Public
                                      Finance Authority, 7.25%,
                                      10/1/18                                103,155
                                                                          ----------
                                                                          $2,778,656
                                      HOSPITALS - 6.9%                    ----------

Aa2       AA               $  400     State of Hawaii Depart-
                                      ment of Budget and
                                      Finance, Kaiser Permanente,
                                      6.25%, 3/1/21                       $  397,448

A         A                   625     State of Hawaii Department
                                      of Budget and Finance
                                      Kapiolani Health System,
                                      6.00%, 7/1/19                          601,200
                                                                          ----------
                                      HOUSING - 7.9%                      $  998,648
                                                                          ----------
Aa        A                $1,000     State of Hawaii Housing
                                      Finance and Development
                                      SFMB, 5.90%,
                                      7/1/27 (2)                          $  941,300

Aa        A                   215     State of Hawaii Housing
                                      Finance and Development
                                      SFMB, 6.00%, 7/1/26                    200,735
                                                                          ----------
                                                                          $1,142,035
                                                                          ----------
                                      INDUSTRIAL DEVELOPMENT/
                                      POLLUTION CONTROL - 7.1%

Aaa       NR               $  550     Puerto Rico Industrial, Tourist,
                                      Educational, Medical and
                                      Environmental Control
                                      Authority, Upjohn Company
                                      Project, 7.50%, 12/1/23             $  601,161

Aa3       AA-                 400     Puerto Rico Industrial, Tourist,
                                      Educational, Medical and
                                      Environmental Control
                                      Authority, Motorola Inc.
                                      Project, 6.75%, 1/1/14                 423,296
                                                                          ----------
                                                                          $1,024,457
                                                                          ----------
                                      INSURED EDUCATION - 3.4%

Aaa       AAA              $  500     University of Hawaii Board
                                      of Regents, University
                                      System, (AMBAC), 5.65%,
                                      10/1/12                             $  495,620
                                                                          ----------

                           HAWAII TAX FREE PORTFOLIO
              PORTFOLIO OF INVESTMENTS - JULY 31, 1995 (UNAUDITED)
--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS- 100%
--------------------------------------------------------------------------------

RATINGS  (UNAUDITED)       PRINCIPAL
                              AMOUNT
            STANDARD            (000
MOODY'S     & POOR'S        OMITTED)     SECURITY                                 VALUE
---------------------------------------------------------------------------------------
                                         INSURED GENERAL
                                         OBLIGATION - 13.5%

Aaa       AAA                   $700     County of Hawaii,
                                         (FGIC), 5.55%, 5/1/10              $   707,672

Aaa       AAA                    305     County of Kauai,
                                         (MBIA), 5.90%, 2/1/14                  311,457

Aaa       AAA                    250     County of Maui,
                                         (FGIC), 5.75%, 1/1/13                  252,385

Aaa       AAA                    250     County of Maui,
                                         (FGIC), 5.125%,
                                         12/15/13                               238,117

Aaa       AAA                    500     Commonwealth of Puerto
                                         Rico, (MBIA), 5.00%,
                                         7/1/21                                 446,680
                                                                            -----------
                                                                            $ 1,956,311
                                                                            -----------
                                         INSURED HOSPITALS - 1.4%

Aaa       AAA                   $100     State of Hawaii Department
                                         of Budget and Finance Queen's
                                         Medical Center, (FGIC),
                                         6.50%, 7/1/12                      $   103,110

Aaa       AAA                    100     State of Hawaii Department
                                         of Budget and Finance,
                                         St. Francis Medical Centers,
                                         (CGIC), 6.50%, 7/1/22                  103,894
                                                                            -----------
                                                                            $   207,004
                                                                            -----------
                                         INSURED HOUSING - 3.7%

Aaa       AAA                   $500     Honolulu Hawaii City &
                                         County Mortgage Revenue
                                         Bonds, Smith Beretania
                                         Project, (MBIA), 7.80%,
                                         7/1/24                             $   537,185
                                                                            -----------

                                         INSURED TRANSPORTATION - 13.0%

Aaa       AAA                   $500     State of Hawaii Airports
                                         System, (FGIC), 7.50%,
                                         7/1/20                             $   556,325

Aaa       AAA                    100     State of Hawaii Airports
                                         System, (MBIA), 6.90%,
                                         7/1/12                                 111,977

Aaa       AAA                    245     State of Hawaii Airports
                                         System, (MBIA), 7.00%,
                                         7/1/18                                 268,432

Aaa       AAA                    250     State of Hawaii Harbor
                                         Revenue, (MBIA), 7.00%,
                                         7/1/17                                 272,243

Aaa       AAA                    650     State of Hawaii Harbor
                                         Revenue, (FGIC), 6.375%,
                                         7/1/24                                 670,313
                                                                            -----------
                                                                            $ 1,879,290
                                                                            -----------
                                         INSURED UTILITY - 4.3%

Aaa       AAA                   $500     State of Hawaii Department
                                         of Budget and Finance
                                         Hawaiian Electric Company,
                                         Inc., (MBIA), 6.60%,
                                         1/1/25                             $   518,240

Aaa       AAA                    100     Puerto Rico Electric
                                         Power Authority "Stripes",
                                         Variable, 7/1/03 (1)                   109,497
                                                                            -----------
                                                                            $   627,737
                                                                            -----------
                                         TRANSPORTATION - 16.1%

NR        BBB                   $200     Guam Airport Authority,
                                         6.70%, 10/1/23                     $   199,974

Aa        AA                     700     STATE OF HAWAII HIGHWAY
                                         REVENUE, 5.00%, 7/1/11                 638,890

Aa        AA                     800     State of Hawaii Highway
                                         Revenue, 5.00%, 7/1/12                 727,552

Baa1      A                      500     Commonwealth of Puerto
                                         Rico Highway and Trans-
                                         portation Authority, 5.00%,
                                         7/1/22                                 422,485

Baa1      A                      200     Commonwealth of Puerto
                                         Rico Highway and Trans-
                                         portation Authority, 6.625%,
                                         7/1/18                                 206,982

Baa3      BB+                    130     Puerto Rico Port Authority,
                                         American Airlines, 6.30%,
                                         6/1/23                                 126,170
                                                                            -----------
                                                                            $ 2,322,053
                                                                            -----------
TOTAL TAX-EXEMPT INVESTMENTS                                                -----------
(IDENTIFIED COST $13,821,873)                                               $14,468,991
                                                                            ===========

--------------------------------------------------------------------------------
                          TAX-EXEMPT INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
RATINGS  (UNAUDITED)       PRINCIPAL
                              AMOUNT
            STANDARD            (000
MOODY'S     & POOR'S        OMITTED)     SECURITY                          VALUE
--------------------------------------------------------------------------------
(1) The above designated securities have been issued as inverse floater bonds.

(2) Security has been segregated to cover margin requirements on open financial futures contracts.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1995, 39.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guarenty assurance agencies. The aggregate percentage by financial institution ranged from 0.7% to 17.5% of total investments.




                       See notes to financial statements

                              TAX FREE PORTFOLIOS
                              FINANCIAL STATEMENTS
                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                           July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                                     FLORIDA INSURED      HAWAII          KANSAS
                                                                        PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                     ---------------   -----------      ----------
INVESTMENT INCOME:
   Investments -
      Identified cost                                                 $15,731,571      $13,821,873      $9,309,873
      Unrealized appreciation                                             896,025          647,118         243,876
                                                                      -----------      -----------      ----------
   Total investments, at value (Note 1A)                              $16,627,596      $14,468,991      $9,553,749
   Cash                                                                   321,485          353,648          89,699
   Receivable for investments sold                                              -          101,345               -
   Receivable from the Investment Adviser (Note 2)                         21,272           17,081          17,249
   Interest receivable                                                    266,451          144,690         180,547
   Deferred organization expenses (Note 1D)                                 8,700            7,957           7,864
                                                                      -----------      -----------      ----------
           Total assets                                               $17,245,504      $15,093,712      $9,849,108
                                                                      -----------      -----------      ----------

LIABILITIES:
   Payable for daily variation margin on open financial
      futures contracts (Note 1E)                                     $         -      $     2,656      $    2,656
   Payable to affiliates -
      Trustee fees                                                             14               14              14
      Custodian fees                                                            -              214               -
   Accrued expenses                                                         1,081            1,011           1,176
                                                                      -----------      -----------      ----------
      Total liabilities                                               $     1,095      $     3,895      $    3,846
                                                                      -----------      -----------      ----------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO             $17,244,409      $15,089,817      $9,845,262
                                                                      ===========      ===========      ==========
SOURCES OF NET ASSETS:
   Net proceeds from capital contributions and withdrawals            $16,348,384      $14,440,887      $9,597,542
   Unrealized appreciation of investments and financial
      futures contracts (computed on the basis of identified cost)        896,025          648,930         247,720
                                                                      -----------      -----------      ----------
         Total                                                        $17,244,409      $15,089,817      $9,845,262
                                                                      ===========      ===========      ==========




                       See notes to financial statements

                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 FLORIDA INSURED    HAWAII        KANSAS
                                                                                    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                                 ---------------   ---------     ---------
INVESTMENT INCOME:
   Interest income                                                                  $ 475,072      $ 436,921     $ 281,753
                                                                                    ---------      ---------     ---------
   Expenses -
      Investment adviser fee (Note 2)                                               $  12,606      $  11,460     $   7,447
      Compensation of Trustees not members of the
         Investment Adviser's organization                                                 83             83            83
      Custodian fees (Note 2)                                                               -            382             -
      Legal and accounting services                                                    16,033         14,333        14,654
      Interest expense (Note 5)                                                         2,571             35           236
      Bond pricing                                                                      1,481          1,024         1,281
      Amortization of organization expenses (Note 1D)                                   1,202          1,099         1,092
      Registration costs                                                                  125            125           125
                                                                                    ---------      ---------     ---------
         Total expenses                                                             $  34,101      $  28,541     $  24,918
                                                                                    ---------      ---------     ---------

   Deduct -
      Preliminary reduction of investment adviser fee (Note 2)                      $  12,606      $  11,460     $   7,447
      Preliminary allocation of expenses to the Investment Adviser (Note 2)            21,272         17,081        17,249
                                                                                    ---------      ---------     ---------
         Total                                                                      $  33,878      $  28,541     $  24,696
                                                                                    ---------      ---------     ---------
            Net expenses                                                            $     223      $       -     $     222
                                                                                    ---------      ---------     ---------
               Net investment income                                                $ 474,849      $ 436,921     $ 281,531
                                                                                    ---------      ---------     ---------



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) -
      Investment transactions (identified cost basis)                               $  10,440      $  (4,729)    $  14,971
      Financial futures contracts                                                    (342,335)      (219,818)     (103,006)
         Net realized loss on investments                                           $(331,895)     $(224,547)    $ (88,035)

   Change in unrealized appreciation (depreciation) -
      Investments                                                                   $ 667,784      $ 751,745     $ 353,991
      Financial futures contracts                                                           -         17,163        11,457
                                                                                    ---------      ---------     ---------
         Net unrealized appreciation of investments                                 $ 667,784      $ 768,908     $ 365,448
                                                                                    ---------      ---------     ---------
            Net realized and unrealized gain                                        $ 335,889      $ 544,361     $ 277,413
                                                                                    ---------      ---------     ---------
               Net increase in net assets from operations                           $ 810,738      $ 981,282     $ 558,944
                                                                                    =========      =========     =========


                        See notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
               For the Six Months Ended July 31, 1995 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   FLORIDA INSURED     HAWAII          KANSAS
                                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                                   ---------------   -----------      ---------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                          $   474,849     $   436,921      $  281,531
      Net realized loss on investment transactions                                      (331,895)       (224,547)        (88,035)
      Change in unrealized appreciation of investments                                   667,784         768,908         365,448
                                                                                     -----------     -----------      ----------
         Net increase in net assets from operations                                  $   810,738     $   981,282      $  558,944
                                                                                     -----------     -----------      ----------

   Capital transactions -
      Contributions                                                                  $ 3,524,863     $ 2,195,918      $1,498,646
      Withdrawals                                                                     (1,491,143)       (951,922)       (518,356)
                                                                                     -----------     -----------      ----------
         Increase in net assets resulting from capital transactions                  $ 2,033,720     $ 1,243,996      $  980,290
                                                                                     -----------     -----------      ----------
            Total increase in net assets                                             $ 2,844,458     $ 2,225,278      $1,539,234

NET ASSETS:
   At beginning of period                                                             14,399,951      12,864,539       8,306,028
                                                                                     -----------     -----------      ----------
   At end of period                                                                  $17,244,409     $15,089,817      $9,845,262
                                                                                     ===========     ===========      ==========

--------------------------------------------------------------------------------
 For the period from the start of business, March 2, 1994, to January 31, 1995
--------------------------------------------------------------------------------

                                                                                   FLORIDA INSURED     HAWAII           KANSAS
                                                                                      PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                                                   ---------------   -----------      -----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations -
      Net investment income                                                          $   307,971     $   497,012      $   275,220
      Net realized loss on investment transactions                                       (57,512)       (507,442)         (22,782)
      Unrealized appreciation (depreciation) of investments                              228,241        (119,978)        (117,728)
                                                                                     -----------     -----------      ----------
         Net increase (decrease) in net assets from operations                       $   478,700     $  (130,408)     $   134,710
                                                                                     -----------     -----------      ----------

   Capital transactions -
      Contributions                                                                  $16,016,246     $13,464,081      $ 9,002,789
      Withdrawals                                                                     (2,195,015)       (569,154)        (931,491)
                                                                                     -----------     -----------      ----------
         Increase in net assets resulting from capital transactions                  $13,821,231     $12,894,927      $ 8,071,298
                                                                                     -----------     -----------      ----------
            Total increase in net assets                                             $14,299,931     $12,764,519      $ 8,206,008

NET ASSETS:
   At beginning of period                                                                100,020         100,020          100,020
                                                                                     -----------     -----------      ----------
   At end of period                                                                  $14,399,951     $12,864,539      $ 8,306,028
                                                                                     ===========     ===========      ==========


                        See notes to financial statements

                               SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                               FLORIDA INSURED PORTFOLIO          HAWAII PORTFOLIO
                                                               -------------------------     --------------------------
                                                               SIX MONTHS                    SIX MONTHS
                                                                 ENDED          YEAR           ENDED           YEAR
                                                                JULY 31,        ENDED         JULY 31,        ENDED
                                                                 1995        JANUARY 31,       1995         JANUARY 31,
                                                              (UNAUDITED)       1995*        (UNAUDITED)       1995*
                                                              -----------    -----------     -----------    -----------
RATIOS (As a percentage of average daily net assets)**:

   Net expenses                                                  0.00%+         0.01%+          0.00%+         0.06%+
   Net investment income                                         6.03%+         5.73%+          6.16%+         6.03%+

PORTFOLIO TURNOVER                                                 14%            33%              8%            66%

NET ASSETS, end of period (000 omitted)                        $17,244        $14,400         $15,090        $12,865

                                                                    KANSAS PORTFOLIO
                                                              ---------------------------
                                                               SIX MONTHS
                                                                 ENDED           YEAR
                                                                JULY 31,          ENDED
                                                                 1995         JANUARY 31,
                                                              (UNAUDITED)        1995*
                                                              -----------     -----------
RATIOS (As a percentage of average daily net assets)**:

   Net expenses                                                  0.00%+           0.01%+
   Net investment income                                         6.07%+           5.68%+

PORTFOLIO TURNOVER                                                  7%              12%

NET ASSETS, end of period (000 omitted)                        $ 9,845          $ 8,306

**The operating expenses of the Portfolios may reflect a reduction of the investment adviser fee and/or allocation of expenses to the Investment Adviser. Had such actions not been taken, the ratios would have been as follows:

RATIOS (As a percentage of average daily net assets):

   Expenses                    0.43%+      0.41%+        0.40%+      0.38%+       0.54%+         0.43%+
   Net investment income       5.60%+      5.33%+        5.76%+      5.70%+       5.53%+         5.26%+

+ Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.



                        See notes to financial statements

                          Notes to Financial Statements
                                   (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

Florida Insured Tax Free Portfolio ("Florida Insured Portfolio"), Hawaii Tax Free Portfolio ("Hawaii Portfolio") and Kansas Tax Free Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATIONS - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. INCOME - INTEREST INCOME is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. INCOME TAXES - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. DEFERRED ORGANIZATION EXPENSES - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. FINANCIAL FUTURES CONTRACTS - Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. OTHER - Investment transactions are accounted for on a trade date basis.

G. INTERIM FINANCIAL INFORMATION - The interim financial statements relating to July 31, 1995 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of each Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

(2) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six month period ended July 31, 1995, the fee for the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio was equivalent to 0.16%, 0.16% and 0.16% (annualized), respectively, of each Portfolio's average net assets for such period and amounted to $12,606, $11,460 and $7,447, respectively. To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a preliminary reduction of its fee in the amount of $12,606, $11,460 and $7,447, respectively, and $21,272, $17,081 and $17,249, respectively, of expenses related to the operation of the Portfolios were allocated, on a preliminary basis, to BMR. Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Investors Bank & Trust Company (IB&T), an affiliate of EVM and BMR, serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IB&T receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IB&T. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations. Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1995, no significant amounts have been deferred.

--------------------------------------------------------------------------------
(3) INVESTMENTS

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended July 31, 1995, were as follows:

               FLORIDA INSURED PORTFOLIO    HAWAII PORTFOLIO    KANSAS PORTFOLIO
               -------------------------    ----------------    ----------------
Purchases            $3,867,422                 $2,261,966         $1,551,089
Sales                 2,105,500                  1,155,365            641,409

(4) FEDERAL INCOME TAX BASIS OF INVESTMENTS

The cost and unrealized appreciation/depreciation in value of the investments owned by each Portfolio at July 31, 1995, as computed on a federal income tax basis, are as follows:

                                          FLORIDA INSURED PORTFOLIO    HAWAII PORTFOLIO    KANSAS PORTFOLIO
                                          -------------------------    ----------------    ----------------
Aggregate Cost                                $ 15,731,571              $  13,821,873        $ 9,309,873
                                              ============              =============        ===========
Gross unrealized appreciation                 $    935,785              $     697,192        $   264,205
Gross unrealized depreciation                       39,760                     50,074             20,329
                                              ------------              -------------        -----------
      Net unrealized appreciation             $    896,025              $     647,118        $   243,876
                                              ============              =============        ===========

--------------------------------------------------------------------------------

(5) LINE OF CREDIT

The Portfolios participate with other portfolios and funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transaction. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Hawaii Portfolio and the Kansas Portfolio did not have any significant borrowings or allocated fees during the period. For the six months ended July 31, 1995, the average daily loan balance outstanding pursuant to this line of credit for the Florida Insured Portfolio was $315,250 and the average interest rate was 7.54%. The maximum borrowing outstanding during the six months ended July 31, 1995 was $819,000.

(6) FINANCIAL INSTRUMENTS

The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at July 31, 1995 is as follows:

                          FUTURES
                         CONTRACTS                                       NET UNREALIZED
PORTFOLIO             EXPIRATION DATE        CONTRACTS       POSITION     APPRECIATION
---------             ---------------        ---------       --------     ------------
Florida Insured               -                  -               -              -
Hawaii                      9/95          5 U.S. Treasury      Short         $1,812
                                                                             ======
Kansas                      9/95          5 U.S. Treasury      Short         $3,844
                                                                             ======

At July 31, 1995, the Hawaii Portfolio and Kansas Portfolio had sufficient cash and/or securities segregated to cover margin requirements on open futures contracts. The Florida Insured Portfolio did not have any open financial futures contracts at July 31, 1995.

Investment Management

-----------------------------------------------------------------------------

FUNDS      OFFICERS                    INDEPENDENT TRUSTEES

           THOMAS J. FETTER            DONALD R. DWIGHT
           President                   President, Dwight Partners, Inc.
                                       Chairman, Newspaper of New England, Inc.
           JAMES B. HAWKES
           Vice President, Trustee     SAMUEL L. HAYES, III
                                       Jacob H. Schiff Professor of Investment
           ROBERT B. MACINTOSH         Banking, Harvard University Graduate
           Vice President              School of Business Administration

           JAMES L. O'CONNOR           NORTON H. REAMER
           Treasurer                   President and Director, United Asset
                                       Management Corporation
           THOMAS OTIS
           Secretary                   JOHN L. THORNDIKE
                                       Director, Fiduciary Company Incorporated

                                       JACK L. TREYNOR
                                       Investment Adviser and Consultant


-----------------------------------------------------------------------------

PORTFOLIOS OFFICERS                    INDEPENDENT TRUSTEES

           THOMAS J. FETTER            DONALD R. DWIGHT
           President and Portfolio     President, Dwight Partners, Inc.
           Manager of Florida          Chairman, Newspaper of New England, Inc.
           Insured Tax Free Portfolio
                                       SAMUEL L. HAYES, III
           JAMES B. HAWKES             Jacob H. Schiff Professor of Investment
           Vice President, Trustee     Banking, Harvard University Graduate
                                       School of Business Administration
           ROBERT B. MACINTOSH
           Vice President and          NORTON H. REAMER
           Florida Insured, Hawaii     President and Director, United Asset
           and Kansas Tax Free         Management Corporation
           Portfolios
           Portfolio Manager of        JOHN L. THORNDIKE
           Hawaii Tax Free             Director, Fiduciary Company Incorporated
           Portfolio
                                       JACK L. TREYNOR
           NICOLE ANDERES              Investment Adviser and Consultant
           Vice President and
           Portfolio Manager of
           Kansas Tax Free Portfolio

           JAMES L. O'CONNOR
           Treasurer

           THOMAS OTIS
           Secretary